NATURE OF OPERATIONS AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2010
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
1.	NATURE OF OPERATIONS AND BASIS OF PRESENTATION
CUI Global is a platform company dedicated to maximizing shareholder value through the acquisition, development and commercialization of new, innovative technologies.  Through its subsidiaries, CUI Global has built a diversified portfolio of industry leading technologies that touch many markets.

Effective May 16, 2008, CUI Global, Inc. formed a wholly owned subsidiary, Waytronx Holdings, Inc., to acquire the assets of CUI, Inc., a Tualatin, Oregon based provider of electronic components including power supplies, transformers, converters, connectors and industrial controls for Original Equipment Manufacturers (OEMs).  The wholly owned subsidiary was renamed CUI, Inc. following the close of the acquisition. Through the acquisition of CUI, Inc., the Company obtained 352,589 common shares (representing a 11.544% and 10.47% interest  at December 31, 2010 and 2009, respectively) in Test Products International, Inc., a provider of handheld test and measurement equipment.  Since its inception in 1989, CUI has been delivering quality products, extensive application solutions and superior personal service.  CUI's solid customer commitment and honest corporate message are a hallmark in the industry.

Through CUI’s capabilities and extensive contacts throughout Asia, this acquisition allows CUI Global to continue to identify, acquire and commercialize new proprietary technologies.  CUI Global will use CUI’s market partners and global distribution capabilities to bring other products to market, including the Digital Power Modules, GASPT2 and other proprietary devices, described below.  CUI’s testing and R&D capabilities allow CUI Global to commercialize and prototype its products more efficiently and economically.

CUI defines its product into three categories:  components including connectors, speakers and buzzers; control solutions including encoders and sensors; and power solutions known as V-Infinity.  These offerings provide a technology architecture that addresses power and related accessories to industries ranging from consumer electronics to defense and alternative energy.

Effective July 1, 2009, CUI Global acquired CUI Japan (formerly Comex Instruments, Ltd.) and 49% of Comex Electronics Ltd. that includes an associated distribution network.  Both companies are Japanese based DSP providers of digital to analog and analog to digital test and measurement systems and electronic components for OEM research and development.  These acquisitions provide a manufacturing component which allows CUI Global to manufacture some of its own products, such as the AMT encoder in Japan.

The accompanying financial statements have been prepared on the assumption that CUI Global will continue as a going concern.  As reflected in these financial statements, we had a consolidated net loss of $7,015,896 and an accumulated deficit of $73,596,738 for the year ended December 31, 2010.  The ability to continue as a going concern is dependent upon the ability to bring additional technologies and products to market, generate increased sales, obtain positive cash flow from operations and raise additional capital.  The financial statements do not include any adjustments that may result from the outcome of this uncertainty.

If necessary, we will continue to raise additional capital to provide sufficient cash to meet the funding required to develop and commercialize our technology product lines.  As we continue to expand and develop technology and product lines, additional funding may be required.  There have been negative cash flows from operations and incurred net losses in the past and there can be no assurance as to the availability or terms upon which additional financing and capital might be available if needed.